Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000255893_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Systematic Municipal Bond Index ETF
C000255893_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 10,146
C000255893_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,518
C000255893_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,544
C000255893_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,796
C000255893_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,091
C000255893_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,163
C000255893_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Systematic U.S. Municipal Bond Index
C000255893_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,146
C000255893_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,518
C000255893_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,544
C000255893_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,796
C000255893_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,075
C000255893_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,199
C000255893_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000255893_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,410
C000255893_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,843
C000255893_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,914
C000255893_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,230
C000255893_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,558
C000255893_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,676